Restatement of Financials	12 Months Ended
Dec. 31, 2023
Beeline Financial Holdings Inc [Member]
Restatement of Financials

NOTE 15 – RESTATEMENT OF FINANCIALS

The Company has restated its consolidated financial statements for certain errors. In addition, a 10 for 1 forward stock split was retrospectively applied to the restated consolidated financial statements. This retrospective application is not considered a restatement. Below is a reconciliation from the previously reported consolidated financial statements to the restated amounts in the accompanying consolidated financial statements.

The previously reported amounts were included in a Form 8-K filed on November 21, 2024 of Eastside Distilling, Inc., who acquired the Company on October 7, 2024.

BEELINE FINANCIAL HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEETS

	As of December 31, 2023
	As previously reported	Restatement adjustment	As restated
Assets
Current Assets
Cash and cash equivalents	$190,357	$(187,006)	$3,351
Restricted cash	-	187,006	187,006
Accounts Receivable, net	57,970	(57,970)	-
Mortgage loans held for sale, at fair value	2,243,043	57,969	2,301,012
Interest rate lock derivative	-	57,505	57,505
Prepaid expenses and other current assets	82,137	-	82,137
Total Current Assets	2,573,507	57,504	2,631,011

Property and equipment, net	308,693	-	308,693
Software development costs, net	4,863,090	-	4,863,090
Right of use assets	1,643,432	-	1,643,432
Security deposit	58,181	-	58,181
Total Assets	$9,446,903	$57,504	$9,504,407

Liabilities & Stockholders’ Deficit

Current Liabilities
Accounts payable	$1,384,275	$(35,162)	$1,349,112
Warehouse lines of credit	2,158,099	(980)	2,157,119
Lease liability, current portion	323,959	-	323,959
Overdraft liability	-	35,162	35,162
Loan payable	91,999	-	91,999
Loan payable, related party	973,173	77,006	1,050,179
BDCRI loan, current portion	-	104,346	104,346
Accrued payroll	300,132	-	300,132
Escrows held for others	4,906	-	4,906
Accrued expenses and other current liabilities	9,404	19,925	29,329
Total Current Liabilities	5,245,946	200,297	5,446,243

Long Term Liabilities
Convertible notes	9,469,018	(579,757)	8,889,261
Convertible notes - related party	9,440,428	(453,935)	8,986,493
Accrued interest on convertible notes	-	965,378	965,378
BDCRI Loan, net	291,846	(104,346)	187,500
Lease liability, net of current portion	1,526,825	-	1,526,825

Total Long Term Liabilities	20,728,117	(172,660)	20,555,457

Total Liabilities	25,974,063	27,636	26,001,700

Stockholders’ Deficit
Preferred stock, $0.00001 par value, 3,282,896 shares authorized
Series A preferred stock, 172,260 shares designated, and 247,960 and 472,910 shares issued and outstanding, respectively	248	(246)	2
Common stock, $0.00001 par value, 27,717,104 shares authorized, 1,644,040 shares issued and outstanding	1,644	(1,628)	16
Additional paid in capital	21,772,516	501,874	22,274,390
Accumulated other comprehensive loss	(95,728)	-	(95,728)
Accumulated deficit	(38,205,841)	(163,359)	(38,369,200)
Total Beeline Financial Holdings, Inc. stockholders’ deficit	(16,527,161)	336,641	(16,190,520)
Non-controlling interest	-	(306,773)	(306,773)
Total Stockholders’ Deficit	(16,527,161)	29,868	(16,497,293)

Total Liabilities & Stockholders’ Deficit	$9,446,903	$57,504	$9,504,407

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

	As of December 31, 2022
	As previously reported	Restatement adjustment	As restated
Assets
Current Assets
Cash and cash equivalents	$133,223	$(100,510)	$32,713
Restricted cash	-	100,510	100,510
Accounts Receivable, net	29,595	(29,595)	-
Mortgage loans held for sale, at fair value	2,993,374	29,595	3,022,969
Interest rate lock derivative	-	30,757	30,757
Prepaid expenses and other current assets	92,843	-	92,843
Total Current Assets	3,249,035	30,757	3,279,792

Property and equipment, net	460,069	-	460,069
Software development costs, net	5,452,197	-	5,452,197
Right of use assets	1,947,804	-	1,947,804
Security deposit	58,430	1	58,431
Total Assets	$11,167,536	$30,758	$11,198,293

Liabilities & Stockholders’ Deficit

Current Liabilities
Accounts payable	$1,236,957	$1,412	$1,238,369
Warehouse lines of credit	3,060,923	-	3,060,923
Lease liability, current portion	309,167	-	309,167
Loan payable	100,000	-	100,000
Promissory note	112,500	-	112,500
BDC loan, current portion	-	109,005	109,005
Accrued payroll	412,391	-	412,391
Escrows held for others	22,195	-	22,195
Accrued expenses and other current liabilities	5,767	48,386	54,153
Total Current Liabilities	5,259,901	158,803	5,418,704

Long Term Liabilities
Convertible notes	852,643	(107,405)	745,238
Convertible notes - related party	2,985,148	615,852	3,601,000
Accrued interest on convertible notes	-	77,883	77,883
BDC Loan, net	363,351	(109,005)	254,346
Lease liability, net of current portion	1,850,784	-	1,850,784

Total Long Term Liabilities	6,051,927	477,325	6,529,251

Total Liabilities	11,311,828	636,128	11,947,955

Stockholders’ Deficit
Preferred stock, $0.00001 par value
Series A preferred stock	269	(264)	5
Common stock, $0.00001 par value	1,644	-	16
Additional paid in capital	27,866,976	(760,572)	27,106,404
Accumulated other comprehensive loss	(79,836)	-	(79,836)
Accumulated deficit	(27,933,345)	304,628	(27,628,717)
Total Beeline Financial Holdings, Inc. stockholders’ deficit	(144,292)	(457,836)	(602,128)
Non-controlling interest	-	(147,534)	(147,534)
Total Stockholders’ Deficit	(144,292)	(605,370)	(749,662)

Total Liabilities & Stockholders’ Deficit	$11,167,536	$30,758	$11,198,293

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

BEELINE FINANCIAL HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/LOSS

	For the Year Ended December 31, 2023
Revenues	As previously reported	Restatement adjustment	As restated
Gain on sale of loans, net	$2,948,791	$25,745	$2,974,536
Interest income	(47,588)	179,885	132,297
Interest expense	-	(179,886)	(179,886)
Loan origination fees	304,388	100	304,488
Title fees	558,759	1,003	559,762
Data and tech services	2,748	-	2,748
REVENUES, NET	3,767,097	26,848	3,793,946

Operating Expenses
Selling, general and administrative	496,393	(203,498)	292,895
Salaries and benefits	6,422,175	(3,186)	6,418,989
Payroll taxes	31,468	384,341	415,809
Professional fees	920,656	-	920,656
Marketing and advertising	1,883,622	7,506	1,891,128
Loan originating expenses	675,053	130,943	805,996
Depreciation and amortization	1,591,511	-	1,591,511
Rent and utilities	369,785	-	369,785
Computer and software	668,733	(130,844)	537,889
Title operation expense	199,202	-	199,202
Travel and entertainment	71,976	-	71,976
Insurance expense	212,546	-	212,546
Other expenses	215,240	(215,240)	-
Total Operating Expenses	13,758,360	(29,978)	13,728,382

Operating Loss	(9,991,263)	56,826	(9,934,436)

Other (Income)/Expenses
Other (income)/expense	(295,946)	(607)	(296,553)
Interest expense	569,069	684,659	1,253,728
Other taxes	8,110	-	8,110
Total Other Income/Expenses	281,233	684,052	965,285

NET LOSS	$(10,272,496)	$(627,227)	$(10,899,722)
Net loss of subsidiary attributable to noncontrolling interest	-	(159,239)	(159,239)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	(10,272,496)	(467,988)	(10,740,483)

Unrealized foreign currency translation gain (loss)	-	(15,892)	(15,892)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	-	(15,892)	(15,892)

TOTAL COMPREHENSIVE LOSS	$(10,272,496)	$(483,880)	$(10,756,375)

	For the Year Ended December 31, 2022
	As previously reported	Restatement adjustment	As restated
Revenues
Gain on sale of loans, net	$1,854,910	$(19,132)	$1,835,778
Interest income	(23,946)	249,794	225,848
Interest expense	-	(249,794)	(249,794)
Loan origination fees	413,209	-	413,209
Title fees	672,813	49,890	722,703
REVENUES, NET	2,916,987	30,758	2,947,744

Operating Expenses
Selling, general and administrative	-	267,563	267,563
Salaries and benefits	5,812,860	240,014	6,052,874
Payroll taxes	405,065	-	405,065
Professional fees	920,578	-	920,578
Marketing and advertising	1,776,042	12,416	1,788,458
Loan originating expenses	1,047,241	(129,275)	917,966
Depreciation and amortization	1,161,094	-	1,161,094
Rent and utilities	620,779	-	620,779
Computer and software	922,527	(79,729)	842,798
Title operation expense	140,951	-	140,951
Travel and entertainment	71,655	(1)	71,654
Insurance expense	202,649	-	202,649
Other expenses	260,991	(260,991)	-
Total Operating Expenses	13,342,430	49,997	13,392,429

Operating Loss	(10,425,443)	(19,239)	(10,444,685)

Other (Income)/Expenses
Interest expense	283,187	(176,338)	106,849
Other taxes	701	1	702
Total Other Income/Expenses	283,888	(176,337)	107,551

NET LOSS	$(10,709,332)	$157,098	$(10,552,236)
Net loss of subsidiary attributable to noncontrolling interest	-	(147,534)	(147,534)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	(10,709,332)	304,632	(10,404,702)

Unrealized foreign currency translation gain (loss)	-	(70,298)	(70,298)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	-	(70,298)	(70,298)

TOTAL COMPREHENSIVE LOSS	$(10,709,332)	$234,334	$(10,475,000)

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

BEELINE FINANCIAL HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For the Year Ended December 31, 2023
	As previously reported	Restatement adjustment	As restated
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$(10,272,496)	$(627,227)	$(10,899,722)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,591,511	-	1,591,511
Allowance for change in fair market value	24,552	(24,552)	-
Gain on sale mortgage loans held for sale, net of direct costs	-	(2,974,536)	(2,974,536)
Stock-based compensation	374,746	-	374,746
Noncash lease expense	-	(4,795)	(4,795)
Changes in operating assets and liabilities:
Proceeds from principal payments and sales of loans held for sale	-	59,831,839	59,831,839
Originations and purchases of mortgage loans held for sale	-	(56,135,346)	(56,135,346)
Derivative asset	-	(26,748)	(26,748)
Accounts receivable	(28,375)	28,375	-
Loans held for sale	725,779	(725,779)	-
Prepaid expenses and other current assets	10,706	-	10,706
Deposits	250	-	250
Accounts payable	147,317	809,593	956,910
Accrued payroll	(112,259)	112,259	-
Right of use asset	304,371	(304,371)	-
Escrows held	(17,289)	17,289	-
Warehouse lines of credit, net	(902,824)	902,824	-
Lease liability	(309,170)	309,170	-
Promissory note	(112,500)	112,500	-
Accrued expenses and other liabilities	3,640	(3,640)	-
Net Cash Used in Operating Activities	$(8,572,041)	$1,296,857	$(7,275,185)

CASH FLOWS FROM INVESTING ACTIVITIES

Purchases of software and property and equipment	$(851,028)	$-	$(851,028)
Net Cash Used in Investing Activities	$(851,028)	$-	$(851,028)

CASH FLOWS FROM FINANCING ACTIVITIES

Payments from BDCRI loan	$(71,505)	$71,505	$-
Net borrowings under warehouse line of credit	-	(903,804)	(903,804)
Repayments under notes and convertible notes payable	-	(222,500)	(222,500)
Proceeds from convertible notes issued	3,940,403	1,189,069	5,129,472
Proceeds from convertible notes issued - related party	4,662,026	(465,955)	4,196,071
Proceeds from demand notes	153,454	(153,454)	-
Proceeds from demand notes - related party	811,718	(811,718)	-
Net Cash Provided by Financing Activities	$9,496,096	$(1,296,857)	$8,199,239

Effect of exchange rate changes on cash	$(15,892)	$-	$(15,892)
Net increase (decrease) in cash	57,134	-	57,134
Cash and cash equivalents - beginning of year	133,223	-	133,223
Cash and cash equivalents - end of year	$190,357	$-	$190,357

	For the Year Ended December 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES	As previously reported	Restatement adjustment	As restated
Net Loss	$(10,709,332)	$157,098	$(10,552,236)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Allowance for gain/loss on loans held for sale	111,216	111,216	-
Depreciation and amortization	1,161,094	-	1,161,094
Gain on sale mortgage loans held for sale, net of direct costs	-	(1,835,778)	(1,835,778)
Stock-based compensation	364,191	-	364,191
Noncash lease expense	-	(276,113)	(276,113)
Changes in operating assets and liabilities:
Proceeds from principal payments and sales of loans held for sale	-	132,474,641	132,474,641
Originations and purchases of mortgage loans held for sale	-	(122,263,204)	(122,263,204)
Accounts receivable	200,452	79,833	280,285
Derivative asset	-	(30,757)	(30,757)
Loans held for sale	8,294,039	(8,294,039)	-
Prepaid expenses and other current assets	266,443	(57,335)	209,108
Deposits	254,276	1,132	255,408
Accounts payable	330,123	(52,727)	(277,396)
Promissory note issued for lease cancellation	-	225,000	225,000
Accrued payroll	(96,159)	96,159	-
Right of use asset	(1,947,804)	1,947,804	-
Escrows held	(30,524)	30,524	-
Warehouse lines of credit, net	(8,237,999)	8,237,999	-
Deferred rent	(641,627)	641,627	-
Lease liability	2,159,951	(2,159,951)	-
Other changes	145,691	(145,691)	-
Accrued expenses and other liabilities	(60,908)	60,908	-
Net Cash Provided by (Used in) Operating Activities	$(8,436,877)	$8,948,344	$289,035

CASH FLOWS FROM INVESTING ACTIVITIES

Purchase of property and equipment	(26)	26	-
Purchases of software and property and equipment	(1,914,772)	(1)	(1,914,773)
Net Cash Used in Investing Activities	$(1,914,798)	$25	$(1,914,773)

CASH FLOWS FROM FINANCING ACTIVITIES

Payments from BDCRI loan	(71,575)	71,575	-
Net borrowings under warehouse line of credit	-	(8,237,999)	(8,237,999)
Net borrowings under operating lines of credit	-	(1,025)	(1,025)
Repayments under notes and convertible notes payable	-	(225,000)	(225,000)
Proceeds from promissory note	225,000	(225,000)	-
Repayment of promissory note	(112,500)	112,500	-
Series A warrants exercised	4,711,476	(4,711,476)	-
Proceeds from convertible notes issued	852,642	(120,030)	732,612
Proceeds from convertible notes issued - related party	2,985,148	615,852	3,601,000
Proceeds from the issuance of preferred stock upon warrant exercises	-	4,711,476	4,711,476
Amortization of debt discount	254,223	(254,223)	-
2022 warrants issued	169,442	(169,442)	-
2022 warrants issued - related party	593,226	(593,226)	-
Repayments of demand notes - related party	(700,000)	-	(700,000)
Proceeds from corporation note	100,000	(100,000)	-
Net Cash Provided by (Used in) Financing Activities	$9,007,082	$(9,126,018)	$(118,936)

Effect of exchange rate changes on cash	$70,298	$(140,596)	(70,298)
Net decrease in cash	(1,274,295)	(540,675)	(1,814,972)
Cash and cash equivalents - beginning of year	1,407,520	540,675	$1,948,195
Cash and cash equivalents - end of year	$133,223	$-	$133,223

BEELINE FINANCIAL HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATED FINANCIAL STATEMENTS

For the Nine Months Ended September 30, 2024 and 2023

(Unaudited)

BEELINE FINANCIAL HOLDINGS, INC.

BEELINE FINANCIAL HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEETS

	September 30,	December 31,
	2024	2023
	(Unaudited)
Assets
Current Assets:
Cash and cash equivalents	$102,672	$3,351
Restricted cash	91,041	187,006
Mortgage loans held for sale, at fair value	6,271,551	2,301,012
Interest rate lock derivative	62,796	57,505
Prepaid expenses and other current assets	247,441	82,137
Total Current Assets	6,775,501	2,631,011

Property and equipment, net	195,161	308,693
Software development costs, net	4,030,624	4,863,090
Right of use assets	1,412,131	1,643,432
Equity method investment	96,500	-
Security deposit	58,492	58,181
Total Assets	$12,568,409	$9,504,407

Liabilities & Stockholders’ Deficit

Current Liabilities:
Accounts payable	$1,672,225	$1,349,112
Debt, convertible notes, net of debt discount	2,265,438	-
Warehouse lines of credit	5,996,846	2,157,119
Lease liability, current portion	335,416	323,959
Overdraft liability	-	35,162
Loan payable	-	91,999
Loan payable, related party	908,432	1,050,179
BDC loan, current portion	109,005	104,346
Accrued payroll	712,381	300,132
Escrows held for others	42,885	4,906
Accrued expenses and other current liabilities	110,907	29,329
Total Current Liabilities	12,153,535	5,446,243

Long Term Liabilities:
Debt, convertible notes	-	8,889,261
Debt, convertible notes - related party	-	8,986,493
Accrued interest on convertible notes	-	965,378
BDC Loan	185,462	187,500
Lease liability, net of current portion	1,273,314	1,526,825
Total Long Term Liabilities	1,458,776	20,555,457

Total Liabilities	13,612,311	26,001,700

COMMITMENTS AND CONTINGENCIES (See Note 12)

Stockholders’ Deficit:
Preferred stock, $0.00001 par value, 3,282,896 shares authorized:
Series A preferred stock, 172,260 shares designated, and 172,260 and 247,960 shares issued and outstanding at September 30 2024 and December 31, 2023, respectively	2	2
Series B preferred stock, 3,110,636 shares designated, and 2,386,653 and 0 shares issued and outstanding at September 30 2024 and December 31, 2023, respectively	24	-
Common stock, $0.00001 par value, 27,717,104 shares authorized, 10,255,302 and 1,644,040 shares issued and outstanding as of September 30, 2024 and December 31, respectively	102	16
Additional paid in capital	36,681,230	22,274,390
Accumulated other comprehensive loss	(88,095)	(95,728)
Accumulated deficit	(37,252,280)	(38,369,200)
Total Beeline Financial Holdings, Inc. stockholders’ deficit
Non-controlling interest	(384,885)	(306,773)
Total Stockholders’ Deficit	(1,043,902)	(16,497,293)

Total Liabilities & Stockholders’ Deficit	$12,568,409	$9,504,407

The accompanying notes are an integral part of these unaudited consolidated financial statements.

BEELINE FINANCIAL HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

(Unaudited)

	For the Nine Months Ended
	September 30,
	2024	2023
Revenues
Gain on sale of loans, net	$2,394,250	$2,215,221
Interest Income, net	(45,058)	(39,344)
Loan origination fees	503,306	248,573
Title fees	756,411	396,086
Data and tech services	28,298	91,990
REVENUES, NET	3,637,207	2,912,526

Operating Expenses
Salaries and benefits	4,885,059	4,380,769
Payroll taxes	365,294	302,702
Professional fees	1,641,025	955,121
Marketing and advertising	1,618,472	1,356,123
Loan originating expenses	1,076,853	644,592
Depreciation and amortization	1,325,505	1,187,641
Rent and utilities	312,391	386,523
Computer and software	435,105	474,460
Title operation expense	234,971	156,732
Travel and entertainment	38,196	58,800
Insurance expense	132,193	158,094
Other expenses	147,480	172,327
Total Operating Expenses	12,212,544	10,233,884

Operating Loss	(8,575,337)	(7,321,358)

Other Income/Expenses
Other income	350	245,369
Interest expense	(1,430,412)	(198,846)
Legal settlement	(300,000)	-
Gain on extinguishment of debt	11,344,207	-
Total Other Income	9,614,145	46,523

NET INCOME (LOSS)	$1,038,808	$(7,274,835)
Net loss of subsidiary attributable to noncontrolling interest	78,112	120,875
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	1,116,920	(7,153,960)

OTHER COMPREHENSIVE INCOME
Unrealized foreign currency translation gain	7,663	3,608
TOTAL OTHER COMPREHENSIVE INCOME	7,663	3,608

TOTAL COMPREHENSIVE INCOME (LOSS)	$1,202,695	$(7,029,477)

The accompanying notes are an integral part of these unaudited consolidated financial statements.

BEELINE FINANCIAL HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2024 AND 2023

(Unaudited)

	Series A Preferred Stock		Series B Preferred Stock		Common Stock		Additional Paid-in	Accumulated	Non-Controlling	Accumulated Other Comprehensive	Total Stockholders’
	Shares	Amount	Shares	Amount	Shares	Amount	Capital	Deficit	Interest	Loss	Deficit
Balance, December 31, 2023	247,960	$2	-	$-	1,644,040	$16	$22,274,390	$(38,369,200)	$(306,773)	$(95,728)	$(16,497,293)

Sale of common stock for cash	-	-	-	-	1,278,055	13	1,917,128	-	-	-	1,917,141

Preferred stock exchanged for convertible notes	(75,700)	-	-	-	-	-	(1,750,079)	-	-	-	(1,750,079)

Shares issued for conversion of debt	-	-	1,646,157	17	7,333,207	73	13,468,955	-	-	-	13,469,045

Series B preferred stock issued in connection with convertible debt	-	-	740,496	7	-	-	770,836	-	-	-	770,843

Foreign currency translation adjustments	-	-	-	-	-	-	-	-	-	7,633	7,633

Net income	-	-	-	-	-	-	-	1,116,920	(78,112)	-	1,038,808

Balance, September 30, 2024	172,260	$2	2,386,653	$24	10,255,302	$102	$36,681,230	$(37,252,280)	$(3384,885)	$(88,095)	$(1,043,902)

	Series A Preferred Stock		Series B Preferred Stock		Common Stock		Additional Paid-in	Accumulated	Non-Controlling	Accumulated Other Comprehensive	Total Stockholders’
	Shares	Amount	Shares	Amount	Shares	Amount	Capital	Deficit	Interest	Loss	Deficit
Balance, December 31, 2022	472,190	$5	-	$-	164,440	$16	$27,106,404	$(27,628,717)	$(147,534)	$(79,836)	$(749,662)

Preferred stock exchanged for convertible notes	(203,320)	(2)	-	-	-	-	(4,706,536)	-	-	-	(4,706,538)

Stock-based compensation expense	-	-	-	-	-	-	281,060	-	-	-	281,060

Foreign currency translation adjustments	-	-	-	-	-	-	-	-	-	3,608	3,608

Net loss	-	-	-	-	-	-	-	(7,153,960)	(120,875)	-	(7,274,835)

Balance, September 30, 2023	268,870	$3	-	$-	164,440	$16	$22,680,928	$(34,782,677)	$(268,409)	$(76,228)	$(12,446,367)

The accompanying notes are an integral part of these unaudited consolidated financial statements.

BEELINE FINANCIAL HOLDINGS, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

(Unaudited)

	For the Nine Months Ended
	September 30,
	2024	2023

CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$1,038,808	$(7,274,835)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	1,325,505	1,187,641
Gain on sale mortgage loans held for sale, net of direct costs	(705,967)	(373,162)
Amortization of debt discount to interest expense	519,902	2,621
Stock-based compensation	-	281,060
Non-cash gain on extinguishment of debt	(11,344,207)
Changes in operating assets and liabilities:
Proceeds from principal payments and sales of loans held for sale	70,737,835	75,299,655
Originations and purchases of mortgage loans held for sale	(74,002,407)	(74,002,407)
Accounts receivable	-	-
Derivative assets	(5,291)	-
Prepaid expenses and other current assets	(15,304)	(413,545)
Deposits	(311)	1,184
Accounts payable and accrued expenses	819,757	206,525
Promissory note issued for lease cancellation	-	-
Accrued interest payable	629,917	(77,883)
Lease liability	(10,753)	(3,030)
Net Cash Used in Operating Activities	(11,012,516)	(5,166,176)

CASH FLOWS FROM INVESTING ACTIVITIES:
Investmnet in equity method investee	(96,500)	-
Purchases of software and property and equipment	(379,507)	(665,806)
Net Cash Used in Investing Activities	(476,007)	(665,806)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net borrowings (repayments) under warehouse line of credit	3,839,727	(1,038,794)
Repayments under notes and convertible notes payable	(91,999)	(104,745)
Net borrowings under operating lines of credit	-	-
Borrowings under notes and convertible notes payable	5,961,124	7,025,665
Borrowings under notes and convertible notes payable, related party	(141,747)	-
Proceeds from the sale of common stock	1,917,141	-
Net Cash Provided by Financing Activities	11,484,246	5,882,126

Effect of exchange rate changes on cash	7,633	3,608
Net increase in cash	3,356	53,752
Cash and cash equvalents - beginning of period	190,357	133,223
Cash and cash equivalents - end of period	$193,713	$186,975

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the year:
Interest	$-	$-
Income Tax	$-	$-

SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock exchanged for convertible notes	$1,750,079	$4,706,538
Convertible notes and accrued interest exchanged for common stock and Series B preferred stock	$13,469,045	$-
Issuincxe of Series B reflects as debt discount	$770,843	$-
Convertible note issued for future services	$150,000	$-
Convertible note issued for accrued interest	$10,000	$-

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheet that sum to the same such amounts shown in the consolidated statement of cash flows:

	September 30,
	2024	2023
Cash and cash equivalents	$102,672	$-
Restricted cash	91,041	186,975
Total cash and cash equivalents and restricted cash	$193,713	$186,975

The accompanying notes are an integral part of these unaudited consolidated financial statements.

BEELINE FINANCIAL HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENT

September 30, 2024

(Unaudited)